Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 733	$ 33
Items that may subsequently be reclassified to income:
Change in unrealized fair value of derivatives designated as cash flow hedges	2	5
Adjustment for hedged items recognized in the period	(2)	3
Share of other comprehensive income of associates	(13)	10
Reclassification of accumulated gain to income related to the sale of an associate	(3)	0
Total other comprehensive income that will be reclassified to profit or loss, net of tax	(16)	18
Items that will not be subsequently reclassified to income:
Remeasurements on employee benefit plans	(39)	74
Total other comprehensive income	(55)	92
Total comprehensive income	678	125
Comprehensive income attributable to:
Equity shareholders	$ 678	$ 125